Quarterly Holdings Report
for
Strategic Advisers® Emerging Markets Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
May 31, 2023
SAE-NPRT1-0723
1.918363.112
Common Stocks - 54.5%
	Shares	Value ($)
COMMUNICATION SERVICES - 5.3%
Diversified Telecommunication Services - 0.4%
Chunghwa Telecom Co. Ltd.	370,000	1,518,301
Hellenic Telecommunications Organization SA	21,125	323,353
KT Corp.	196,383	4,685,539
LG Uplus Corp.	460,835	3,916,529
Ooredoo QSC	339,274	988,928
PT Telkom Indonesia Persero Tbk	17,912,383	4,836,083
Saudi Telecom Co.	794,048	9,156,067
		25,424,800
Entertainment - 0.8%
37 Interactive Entertainment Network Technology Group Co. Ltd. (A Shares)	966,486	4,435,835
FriendTimes, Inc.	125,932	15,922
G-bits Network Technology Xiamen Co. Ltd. (A Shares)	61,017	4,803,609
IGG, Inc. (a)	421,000	219,897
International Games Systems Co. Ltd.	322,056	5,944,585
iQIYI, Inc. ADR (a)	287,561	1,167,498
JYP Entertainment Corp.	60,964	5,623,709
Kingnet Network Co. Ltd. (A Shares) (a)	1,228,500	3,206,142
Kingsoft Corp. Ltd.	151,000	548,621
Mgame Corp. (a)	34,930	212,874
Neowiz (a)	16,393	619,132
NetDragon WebSoft, Inc.	85,000	153,491
NetEase, Inc.	352,400	5,993,917
NetEase, Inc. ADR	146,705	12,481,661
NHN Corp. (a)	4,835	95,966
Perfect World Co. Ltd. (A Shares)	1,038,355	2,682,160
Sea Ltd. ADR (a)	110,033	6,316,995
Tencent Music Entertainment Group ADR (a)	726,129	5,039,335
UserJoy Technology Co. Ltd.	19,000	57,585
		59,618,934
Interactive Media & Services - 3.3%
Autohome, Inc. ADR Class A	120,747	3,455,779
Baidu, Inc.:
Class A (a)	322,206	4,947,199
sponsored ADR (a)	50,943	6,258,348
Hello Group, Inc. ADR	133,109	1,074,190
Info Edge India Ltd.	25,602	1,261,322
JOYY, Inc. ADR	20,858	517,278
NAVER Corp.	49,320	7,439,701
Tencent Holdings Ltd.	4,976,192	196,929,524
Weibo Corp. sponsored ADR	66,631	930,835
Yandex NV Series A (a)(b)	754,417	6,186,219
		229,000,395
Media - 0.2%
Arabian Contracting Services Co.	114,270	4,356,567
Cheil Worldwide, Inc.	5,436	75,341
Chinese Universe Publishing and Media Group Co. Ltd. (A Shares)	1,812,741	4,086,005
Jagran Prakashan Ltd.	30,888	25,756
Korea Business News Co. Ltd.	6,677	29,181
LG HelloVision Co. Ltd.	10,601	35,389
Media Prima Bhd	336,800	29,553
Mega-info Media Co. Ltd.	28,800	136,677
Shandong Publishing & Media Co. Ltd. (A Shares)	1,516,200	2,146,919
Wasu Media Holding Co. Ltd. (A Shares)	332,600	418,109
Woongjin Holdings Co. Ltd.	19,424	44,354
		11,383,851
Wireless Telecommunication Services - 0.6%
America Movil S.A.B. de CV Series L	2,578,523	2,752,135
Bharti Airtel Ltd.	1,480,895	15,220,857
Etihad Etisalat Co.	312,261	3,579,829
Mobile Telecommunication Co.	388,660	657,139
Mobile Telecommunications Co. Saudi Arabia (a)	425,380	1,562,796
MTN Group Ltd.	2,181,251	13,492,092
SK Telecom Co. Ltd.	51,310	1,926,928
TIM SA	629,233	1,731,436
Turkcell Iletisim Hizmet A/S	1,129,361	1,824,449
Vodafone Qatar QSC (a)	93,166	46,429
		42,794,090
TOTAL COMMUNICATION SERVICES		368,222,070
CONSUMER DISCRETIONARY - 8.3%
Automobile Components - 0.2%
CEAT Ltd.	4,939	115,146
Chaowei Power Holdings Ltd.	68,000	13,547
FIEM Industries Ltd.	6,009	127,865
Fuyao Glass Industries Group Co. Ltd. (A Shares)	1,032,300	4,708,867
Gabriel India Ltd.	28,184	60,789
Hwa Shin Co. Ltd.	22,104	273,596
Lumax Industries Ltd.	1,164	26,770
MAHLE Metal Leve SA	35,265	286,524
MRF Ltd.	172	202,206
Seoyon Co. Ltd.	15,754	107,445
Shenzhen Kedali Industry Co. Ltd.	140,896	2,518,303
Somboon Advance Technology PCL NVDR unit	71,100	41,114
Tianneng Power International Ltd.	1,191,826	1,369,836
Yoosung Enterprise Co. Ltd.	12,624	30,688
		9,882,696
Automobiles - 1.3%
Bajaj Auto Ltd.	100,348	5,542,440
Brilliance China Automotive Holdings Ltd.	1,904,000	731,892
BYD Co. Ltd.:
(A Shares)	25,697	916,567
(H Shares)	519,683	15,693,117
Dongfeng Motor Group Co. Ltd. (H Shares)	1,004,000	434,657
Eicher Motors Ltd.	37,661	1,672,383
Guangzhou Automobile Group Co. Ltd. (H Shares)	16,820,742	9,645,056
Hyundai Motor Co. Ltd.	131,934	19,951,533
Kia Corp.	283,910	18,440,105
Li Auto, Inc.:
ADR (a)	291,797	8,476,703
Class A (a)	13,800	199,322
Mahindra & Mahindra Ltd.	269,000	4,290,857
Maruti Suzuki India Ltd.	48,253	5,466,436
Tata Motors Ltd. (a)	126,329	804,051
UMW Holdings Bhd	40,100	33,449
		92,298,568
Broadline Retail - 3.1%
Alibaba Group Holding Ltd. (a)	9,028,804	89,858,086
Alibaba Group Holding Ltd. sponsored ADR (a)	306,308	24,366,801
JD.com, Inc.:
Class A	1,504,564	24,511,764
sponsored ADR	162,339	5,292,251
MercadoLibre, Inc. (a)	12,251	15,178,989
MINISO Group Holding Ltd. ADR	89,454	1,359,701
Naspers Ltd. Class N	118,647	17,898,312
Ozon Holdings PLC ADR (a)(b)(c)	52,549	451,921
PDD Holdings, Inc. ADR (a)	318,008	20,772,283
Pepco Group NV (a)	706,306	6,670,816
Prosus NV	28,956	1,908,333
PT Mitra Adiperkasa Tbk (a)	6,036,308	714,773
Savezon I&C Corp.	11,337	23,959
Vipshop Holdings Ltd. ADR (a)	544,816	7,801,765
		216,809,754
Distributors - 0.0%
Xinhua Winshare Publishing and Media Co. Ltd.	18,795	13,921
Diversified Consumer Services - 0.0%
Human Soft Holding Co. KSCC	32,403	363,803
Multicampus Co. Ltd.	955	25,273
New Oriental Education & Technology Group, Inc. (a)	129,100	488,235
TAL Education Group ADR (a)(c)	35,361	192,010
Visang Education, Inc.	8,025	32,038
		1,101,359
Hotels, Restaurants & Leisure - 1.8%
Alamar Foods	5,289	184,723
Americana Restaurants International PLC	4,752,425	4,979,479
AmRest Holdings NV (a)	6,459	33,857
DOUBLEUGAMES Co. Ltd.	1,751	58,850
Famous Brands Ltd.	971	3,033
Gourmet Master Co. Ltd.	44,000	213,425
H World Group Ltd. ADR (a)	154,985	5,675,551
Jollibee Food Corp.	572,740	2,394,080
La Kaffa International Co. Ltd.	86,000	499,740
Las Vegas Sands Corp. (a)	82,800	4,564,764
Leejam Sports Co. JSC	1,985	62,448
MakeMyTrip Ltd. (a)	46,773	1,219,372
Meituan Class B (a)(d)	2,822,046	39,625,129
MK Restaurants Group PCL NVDR unit	29,200	43,472
OPAP SA	14,930	255,020
Sands China Ltd. (a)	318,000	1,029,481
Shangri-La Asia Ltd. (a)	5,578,000	4,174,355
Songcheng Performance Development Co. Ltd. (A Shares)	1,626,100	2,903,893
STS Holding SA	9,520	44,237
The Indian Hotels Co. Ltd.	67,488	318,056
Tongcheng Travel Holdings Ltd. (a)	1,812,800	3,616,131
TravelSky Technology Ltd. (H Shares)	79,000	144,068
Trip.com Group Ltd. ADR (a)	492,002	15,537,423
Wonderla Holidays Ltd. (a)	9,374	56,551
Wowprime Corp. (a)	238,000	2,580,051
Yum China Holdings, Inc.	545,633	30,806,439
Yum China Holdings, Inc. (Hong Kong)	85,536	4,769,205
		125,792,833
Household Durables - 0.8%
Bear Electric Appliance Co. Ltd. (A Shares)	2,488	28,373
Cury Construtora e Incorporado SA	36,400	99,084
Daewon Co. Ltd.	1,576	8,341
Haier Smart Home Co. Ltd.	1,425,066	4,085,682
Haier Smart Home Co. Ltd. (A Shares)	4,328,141	13,072,700
Hisense Home Appliances Group Co. Ltd. (H Shares)	27,000	53,376
Joyoung Co. Ltd. (A Shares)	84,400	170,422
LG Electronics, Inc.	133,795	12,423,037
Midea Group Co. Ltd. (A Shares)	2,613,986	18,867,056
Skyworth Group Ltd.	4,001,457	1,998,058
TCL Electronics Holdings Ltd.	591,000	242,273
Vatti Corp. Ltd. (A Shares)	856,200	852,390
Viomi Technology Co. Ltd. ADR Class A (a)(c)	71,922	61,853
Zhejiang Supor Cookware Co. Ltd.	312,378	1,963,879
		53,926,524
Leisure Products - 0.0%
Goodbaby International Holdings Ltd. (a)	96	7
Specialty Retail - 0.5%
Bermaz Auto Bhd	80,700	37,942
Cashbuild Ltd.	18	149
China Harmony Auto Holding Ltd.	514,500	57,820
China Tourism Group Duty Free Corp. Ltd.:
(A Shares)	67,585	1,169,871
(H Shares) (d)	134,700	2,143,379
Dogus Otomotiv Servis ve Ticaret A/S	52,149	359,362
Foschini Group Ltd./The	321,933	1,368,465
Grand Baoxin Auto Group Ltd. (a)	235,000	7,803
Index Living Mall PCL NVDR	230,500	147,875
Lewis Group Ltd.	11,913	23,864
Lojas Renner SA	2,461,818	9,438,109
LOTTE Hi-Mart Co. Ltd.	125	1,085
Motus Holdings Ltd.	103,741	476,071
Pet Center Comercio e Participacoes SA	3,901,900	5,576,011
Pou Sheng International (Holdings) Ltd.	265,273	23,375
Shan-Loong Transportation Co. Ltd.	32,000	33,908
SSI Group, Inc.	136,000	5,815
Truworths International Ltd.	196,174	474,051
Zhongsheng Group Holdings Ltd. Class H	3,054,500	11,273,305
		32,618,260
Textiles, Apparel & Luxury Goods - 0.6%
Anta Sports Products Ltd.	218,600	2,231,937
Cabbeen Fashion Ltd.	79,891	9,080
CECEP COSTIN New Materials Group Ltd. (a)(b)	741,000	28,389
Century Enka Ltd.	5,958	29,149
ECLAT Textile Co. Ltd.	460,000	7,023,244
GHCL Textiles Ltd. (b)	29,260	11,766
Kddl Ltd.	299	3,984
Kewal Kiran Clothing Ltd.	12,217	73,015
LF Corp.	6,017	74,658
Li Ning Co. Ltd.	3,351,379	17,975,713
Pou Chen Corp.	990,000	1,020,037
Sabina Public Co. Ltd. NVDR	10,600	9,606
Samsonite International SA (a)(d)	823,500	2,090,707
Shenzhou International Group Holdings Ltd.	1,308,411	10,593,677
Sutlej Textiles & Industries Ltd.	12,472	6,757
Vardhman Textiles Ltd. (a)	915	3,563
Weiqiao Textile Co. Ltd. (H Shares)	121,056	21,644
Youngone Corp.	27,746	943,017
Zhejiang Semir Garment Co. Ltd. (A Shares)	665,300	566,917
		42,716,860
TOTAL CONSUMER DISCRETIONARY		575,160,782
CONSUMER STAPLES - 4.1%
Beverages - 1.4%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	8,132	22,823
Arca Continental S.A.B. de CV	126,543	1,279,308
Becle S.A.B. de CV	411,400	967,275
Beijing Yanjing Brewery Co. Ltd. (A Shares)	741,070	1,204,611
Budweiser Brewing Co. APAC Ltd. (d)	5,369,200	13,494,225
China Resources Beer Holdings Co. Ltd.	776,008	4,895,606
Coca-Cola FEMSA S.A.B. de CV sponsored ADR	14,942	1,237,496
Fomento Economico Mexicano S.A.B. de CV sponsored ADR	147,812	14,871,365
Fraser & Neave Holdings Bhd	2,200	12,059
Heineken Malaysia Bhd	6,000	34,501
Heineken NV (Bearer)	45,260	4,570,793
Kweichow Moutai Co. Ltd. (A Shares)	107,934	24,721,927
Nongfu Spring Co. Ltd. (H Shares) (d)	397,000	2,129,380
Power Root Bhd	59,000	25,950
Tsingtao Brewery Co. Ltd. (H Shares)	525,000	4,518,897
Varun Beverages Ltd.	150,140	3,076,608
Wuliangye Yibin Co. Ltd. (A Shares)	889,979	20,170,680
		97,233,504
Consumer Staples Distribution & Retail - 1.3%
Abdullah Al Othaim Markets Co.	1,643	59,573
AEON Co. (M) Bhd	59,400	16,988
Bid Corp. Ltd.	277,721	5,915,466
Chengdu Hongqi Chain Co. Ltd. (A Shares)	258,000	194,816
Clicks Group Ltd.	384,242	4,569,496
CP ALL PCL (For. Reg.)	3,617,310	6,634,163
E-Mart, Inc.	9,452	602,478
Jeronimo Martins SGPS SA	79,621	1,921,714
Laobaixing Pharmacy Chain JSC (A Shares)	177,298	813,736
Magnit OJSC (b)	45,493	1,066
Migros Turk Ticaret A/S	20,435	169,988
Nahdi Medical Co.	125,297	5,685,600
PT Sumber Alfaria Trijaya Tbk	8,358,100	1,472,007
PUREGOLD Price Club, Inc.	7,306,900	3,928,092
Raia Drogasil SA	4,931,401	27,537,617
Shoprite Holdings Ltd.	937,214	9,277,676
Sok Marketler Ticaret A/S (a)	283,484	371,836
Wal-Mart de Mexico SA de CV Series V	4,685,809	17,806,551
X5 Retail Group NV GDR (Reg. S) (a)(b)	149,280	1,134,528
Yifeng Pharmacy Chain Co. Ltd.	737,378	5,144,896
		93,258,287
Food Products - 0.8%
AVI Ltd.	360,936	1,138,704
Bombay Burmah Trading Co.	4,995	57,893
Brasilagro Coia Brasileira de	40,800	183,038
Britannia Industries Ltd.	36,110	2,033,693
Chacha Food Co. Ltd. (A Shares)	568,500	3,321,476
Cheng de Lolo Co. Ltd. Class A	405,800	485,021
China Mengniu Dairy Co. Ltd.	6,807,496	26,428,606
Dhampur Bio Organics Ltd.	28,099	53,096
Dhampur Sugar Mills Ltd.	42,112	126,810
Dwarikesh Sugar Industries Ltd.	32,054	34,655
Foshan Haitian Flavouring & Food Co. Ltd. (A Shares)	217,592	1,851,092
Gruma S.A.B. de CV Series B	253,420	3,895,066
Grupo Bimbo S.A.B. de CV Series A	223,600	1,195,297
Indofood Sukses Makmur Tbk PT	2,932,800	1,389,118
JBS SA	1,786,629	5,916,340
Kaveri Seed Co. Ltd.	4,343	26,400
LT Foods Ltd.	8,290	11,489
Minerva SA	485,600	978,226
Nestle India Ltd.	1,069	280,186
NongShim Co. Ltd.	322	106,883
PT Indofood CBP Sukses Makmur Tbk	1,286,900	1,004,452
PT Mayora Indah Tbk	116,490	20,360
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	2,157,000	138,140
PT Triputra Agro Persada	990,800	34,371
Saudi Dairy & Foodstuffs Co.	6,799	556,130
SLC Agricola SA	102,703	699,019
The National Agriculture Development Co. (a)	25,343	227,025
Three-A Resources Bhd	93,000	15,817
Tiger Brands Ltd.	20,048	152,850
Uni-President China Holdings Ltd.	105,000	91,183
Uni-President Enterprises Corp.	1,224,000	2,960,583
Universal Robina Corp.	831,270	2,073,640
Yihai International Holding Ltd.	37,000	82,028
		57,568,687
Household Products - 0.0%
Kimberly-Clark de Mexico SA de CV Series A	255,500	519,695
Personal Care Products - 0.3%
Able C&C Ltd. (a)	5,949	36,975
Colgate-Palmolive Ltd.	7,173	138,051
Emami Ltd.	10,684	50,603
Gillette India Ltd.	254	13,465
Hindustan Unilever Ltd.	487,797	15,736,158
LG H & H Co. Ltd.	7,245	2,886,945
Procter & Gamble Hygiene & Hea	182	29,780
		18,891,977
Tobacco - 0.3%
British American Tobacco (Malaysia) Bhd	11,100	24,675
Godfrey Phillips India Ltd.	5,107	107,563
ITC Ltd.	3,334,827	17,966,688
PT Gudang Garam Tbk	129,800	233,796
PT Hanjaya Mandala Sampoerna Tbk	3,097,000	202,472
		18,535,194
TOTAL CONSUMER STAPLES		286,007,344
ENERGY - 1.8%
Energy Equipment & Services - 0.0%
ADNOC Drilling Co. PJSC	349,126	345,043
Yantai Jereh Oilfield Services (A Shares)	194,196	666,285
		1,011,328
Oil, Gas & Consumable Fuels - 1.8%
Adnoc Gas PLC	3,550,900	2,987,321
Bangchak Corp. PCL NVDR	174,200	160,368
Banpu PCL NVDR	6,985,300	1,657,903
China Coal Energy Co. Ltd. (H Shares)	5,473,000	4,137,714
China Merchants Energy Shipping Co. Ltd. (A Shares)	1,862,260	1,495,223
China Petroleum & Chemical Corp. (H Shares)	14,985,572	9,434,818
Coal India Ltd.	2,619,482	7,642,400
Esso Thailand PCL NVDR	1,377,500	342,790
Exxaro Resources Ltd.	134,065	1,089,041
Gazprom OAO (b)	1,235,592	147,523
Gazprom OAO sponsored ADR (Reg. S) (a)(b)	968,777	221,307
Indian Oil Corp. Ltd.	755,854	822,673
Lanna Resources PCL NVDR	81,200	35,975
LUKOIL PJSC (b)	165,638	58,498
LUKOIL PJSC sponsored ADR (a)(b)	309,425	87,533
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	210,073	1,708,987
Oil & Natural Gas Corp. Ltd.	1,690,563	3,166,867
Oil India Ltd.	77,714	241,770
OMV AG	43,352	1,931,408
PetroChina Co. Ltd. (H Shares)	20,996,000	13,567,517
Petronet LNG Ltd.	196,969	537,979
Prio SA (a)	2,264,240	15,259,174
PT Adaro Energy Indonesia Tbk	33,695,100	4,585,591
PT Baramulti Suksessarana Tbk	28,475	6,820
PT Bukit Asam Tbk	7,744,226	1,580,876
PT Indika Energy Tbk	1,227,841	140,477
PT Indo Tambangraya Megah Tbk	614,200	906,549
PT TBS Energi Utama Tbk (a)	536,600	13,460
PT United Tractors Tbk	4,062,938	6,023,936
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	3,562,874	3,866,306
Reliance Industries Ltd.	1,220,781	36,463,986
Rosneft Oil Co. OJSC (b)	634,013	120,982
Saudi Arabian Oil Co. (d)	327,908	2,753,840
Star Petroleum Refining PCL NVDR	207,300	49,201
Susco Public Co. Ltd. NVDR unit	49,300	5,390
Tatneft PAO sponsored ADR (a)(b)	28,136	25,979
TotalEnergies SE	45,946	2,592,770
Turkiye Petrol Rafinerileri A/S	159,698	515,975
Vista Energy S.A.B. de CV ADR (a)	38,929	804,662
YPF SA Class D sponsored ADR (a)	84,422	927,798
		128,119,387
TOTAL ENERGY		129,130,715
FINANCIALS - 11.7%
Banks - 7.9%
Absa Group Ltd.	1,286,875	10,039,175
Agricultural Bank of China Ltd. (H Shares)	18,412,980	6,936,803
Al Rajhi Bank	823,698	15,526,141
Alinma Bank	1,096,951	9,548,750
Alliance Bank Malaysia Bhd	59,900	44,774
Alpha Bank SA (a)	796,926	1,180,216
Arab National Bank	725	4,919
Axis Bank Ltd.	2,869,711	31,749,366
Axis Bank Ltd. sponsored GDR (Reg. S)	51,388	2,831,479
Banco de Chile	20,342,743	2,056,865
Banco do Brasil SA	616,059	5,418,279
Banco Santander Chile sponsored ADR (c)	276,027	4,794,589
Bangkok Bank PCL:
(For. Reg.)	1,306,585	6,126,966
NVDR	1,559,100	7,311,085
Bank Handlowy w Warszawie SA	2,257	44,019
Bank of Baroda	2,340,379	5,236,064
Bank of China Ltd. (H Shares)	6,205,000	2,432,727
Bank of Communications Co. Ltd. (H Shares)	1,827,703	1,178,719
Bank of India	333,180	297,158
Bank Polska Kasa Opieki SA	124,756	2,835,524
BDO Unibank, Inc.	1,298,126	3,132,288
BNK Financial Group, Inc.	85,128	431,901
Canara Bank Ltd.	123,738	463,438
Capitec Bank Holdings Ltd.	178,907	12,248,467
China CITIC Bank Corp. Ltd. (H Shares)	4,560,000	2,399,249
China Construction Bank Corp. (H Shares)	52,863,871	33,816,027
China Merchants Bank Co. Ltd. (H Shares)	2,165,000	10,064,045
China Minsheng Banking Corp. Ltd. (H Shares)	1,024,000	405,392
CIMB Group Holdings Bhd	2,303,611	2,405,678
Commercial International Bank SAE GDR	59,292	67,474
Credicorp Ltd. (United States)	135,707	17,567,271
CTBC Financial Holding Co. Ltd.	5,629,000	4,452,917
Dcb Bank Ltd.	51,533	73,414
DGB Financial Group Co. Ltd.	53,351	282,781
Emirates NBD Bank PJSC (a)	296,459	1,101,748
Eurobank Ergasias Services and Holdings SA (a)	1,888,361	2,946,965
First Abu Dhabi Bank PJSC	567,134	1,960,986
Grupo Financiero Banorte S.A.B. de CV Series O	4,279,009	34,299,321
Gulf Bank	499,480	415,760
Hana Financial Group, Inc.	273,966	8,586,393
HDFC Bank Ltd.	2,062,444	40,069,151
HDFC Bank Ltd. sponsored ADR	129,817	8,360,215
Hong Leong Credit Bhd	3,000	11,258
ICICI Bank Ltd.	2,639,234	30,196,653
ICICI Bank Ltd. sponsored ADR	946,451	21,692,657
Indian Bank	69,287	226,153
Industrial & Commercial Bank of China Ltd. (H Shares)	40,857,970	21,862,715
Kasikornbank PCL:
(For. Reg.)	2,070,393	7,713,346
NVDR	1,166,700	4,346,595
KB Financial Group, Inc.	331,747	12,005,723
Kotak Mahindra Bank Ltd.	344,384	8,389,284
Krung Thai Bank PCL:
(For. Reg.)	2,078,800	1,136,283
NVDR	3,506,600	1,916,726
National Bank of Greece SA (a)	4,145,156	25,698,392
National Bank of Kuwait	306,227	916,042
Nedbank Group Ltd.	136,825	1,444,456
Nova Ljubljanska banka d.d. GDR	358,945	5,716,777
Nu Holdings Ltd. (a)	391,885	2,641,305
OTP Bank PLC	323,388	10,070,848
Piraeus Financial Holdings SA (a)	450,498	1,329,043
Powszechna Kasa Oszczednosci Bank SA	278,421	2,108,931
PT Bank Bukopin Tbk (a)	11,635	77
PT Bank Central Asia Tbk	42,380,644	25,586,713
PT Bank Danamon Indonesia Tbk Series A	355,601	65,474
PT Bank Mandiri (Persero) Tbk	27,349,524	9,228,883
PT Bank Negara Indonesia (Persero) Tbk	4,858,300	2,933,130
PT Bank Rakyat Indonesia (Persero) Tbk	41,147,121	15,303,215
Qatar National Bank SAQ (a)	1,220,521	5,368,281
Sangsangin Co. Ltd.	4,273	17,318
Saudi Investment Bank/The	8,848	39,678
Sberbank of Russia (b)	2,908,251	20,402
Sberbank of Russia:
(RTSX) (b)	328,709	2,306
sponsored ADR (a)(b)	1,288,149	22,929
Sharjah Islamic Bank	49,446	27,598
Shinhan Financial Group Co. Ltd.	195,373	5,165,880
Standard Bank Group Ltd.	412,157	3,167,456
State Bank of India	212,115	1,487,421
TCS Group Holding PLC GDR (a)(b)	89,300	800,128
The Karnataka Bank Ltd.	396,111	725,253
The Karur Vysya Bank Ltd.	528,830	678,545
The Saudi National Bank	1,333,853	13,122,314
Union Bank of India Ltd.	898,780	772,805
Woori Financial Group, Inc.	309,777	2,806,051
		547,909,543
Capital Markets - 0.5%
Alexander Forbes Group Holdings Ltd.	888	246
B3 SA - Brasil Bolsa Balcao	2,622,900	6,886,450
Banco BTG Pactual SA unit	612,558	3,175,502
China Galaxy Securities Co. Ltd. (H Shares)	2,619,000	1,411,436
Daishin Securities Co. Ltd.	3,234	32,889
East Money Information Co. Ltd. (A Shares)	537,262	1,059,165
HDFC Asset Management Co. Ltd. (d)	64,106	1,521,868
Hong Kong Exchanges and Clearing Ltd.	213,900	7,828,891
IIFL Securities Ltd.	31,762	22,547
Korea Investment Holdings Co. Ltd.	16,726	700,634
Motilal Oswal Financial Services Ltd.	2,593	19,992
Nahar Capital & Finance Services Ltd.	1,596	5,313
Noah Holdings Ltd. sponsored ADR (a)	30,266	469,728
Samsung Securities Co. Ltd.	23,422	650,835
VLS Finance Ltd.	24,557	47,709
XP, Inc. Class A (a)	582,437	10,280,013
		34,113,218
Consumer Finance - 0.2%
Bajaj Finance Ltd.	40,096	3,389,346
FinVolution Group ADR	144,801	558,932
Kaspi.KZ JSC GDR (Reg. S)	58,996	4,719,680
Manappuram General Finance & Leasing Ltd.	412,721	550,278
Qifu Technology, Inc. ADR	106,053	1,458,229
Repco Home Finance Ltd.	17,748	55,998
Shriram Transport Finance Co. Ltd.	93,328	1,579,827
Ujjivan Financial Services Ltd.	30,839	134,671
		12,446,961
Financial Services - 0.8%
Chailease Holding Co. Ltd.	2,919,168	19,243,815
FirstRand Ltd.	3,079,415	9,412,176
Housing Development Finance Corp. Ltd.	767,364	24,502,938
Power Finance Corp. Ltd.	776,960	1,713,841
REC Ltd.	924,149	1,581,972
StoneCo Ltd. Class A (a)	138,847	1,739,753
Yuanta Financial Holding Co. Ltd.	3,693,155	2,867,431
		61,061,926
Insurance - 2.3%
AIA Group Ltd.	4,884,984	46,960,328
BB Seguridade Participacoes SA	189,100	1,152,872
Caixa Seguridade Participacoes	62,300	125,747
Cathay Financial Holding Co. Ltd.	2,830,286	4,081,700
China Life Insurance Co. Ltd. (H Shares)	13,965,559	23,577,788
China Pacific Insurance (Group) Co. Ltd. (H Shares)	6,574,800	16,624,976
China Taiping Insurance Group Ltd.	1,756,234	1,830,146
Db Insurance Co. Ltd.	109,679	6,136,839
Hanwha Life Insurance Co. Ltd. (a)	130,319	248,805
HDFC Standard Life Insurance Co. Ltd. (d)	1,415,565	10,140,403
Hyundai Fire & Marine Insurance Co. Ltd.	93,665	2,322,955
New China Life Insurance Co. Ltd. (H Shares)	290,200	750,474
Old Mutual Ltd.	154,290	83,488
People's Insurance Co. of China Group Ltd. (H Shares)	678,000	256,292
PICC Property & Casualty Co. Ltd. (H Shares)	5,766,000	6,870,203
Ping An Insurance Group Co. of China Ltd. (H Shares)	2,880,555	18,280,551
Powszechny Zaklad Ubezpieczen SA	1,031,008	9,391,832
Prudential PLC	345,196	4,535,804
PT Panin Financial Tbk	2,868,938	48,996
Samsung Fire & Marine Insurance Co. Ltd.	38,594	6,580,454
Tong Yang Life Insurance Co. Ltd. (a)	6,771	19,199
		160,019,852
TOTAL FINANCIALS		815,551,500
HEALTH CARE - 1.5%
Biotechnology - 0.2%
BeiGene Ltd. ADR (a)	26,480	5,850,226
Guangdong Hybribio Biotech Co. Ltd.	45,075	58,565
Innovent Biologics, Inc. (a)(d)	855,000	4,007,241
Seegene, Inc.	24,274	446,002
Zai Lab Ltd. ADR (a)	66,295	2,153,925
		12,515,959
Health Care Equipment & Supplies - 0.1%
Edan Instruments, Inc. (A Shares)	307,100	695,673
Peijia Medical Ltd. (a)(d)	785,000	683,703
Rayence Co. Ltd.	12,372	107,392
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	143,625	6,070,434
Xiangyu Medical Co. Ltd. (A Shares)	35,454	216,115
		7,773,317
Health Care Providers & Services - 0.5%
Apollo Hospitals Enterprise Ltd.	96,323	5,383,965
Bangkok Dusit Medical Services PCL (For. Reg.)	1,659,600	1,348,783
Bumrungrad Hospital PCL:
(For. Reg.)	234,400	1,503,774
NVDR	138,000	885,328
Dr Sulaiman Al Habib Medical Services Group Co.	77,880	5,543,873
Ekachai Medical Care PCL NVDR	585,070	134,654
Hapvida Participacoes e Investimentos SA (a)(d)	11,292,852	8,881,493
Netcare Ltd.	3,688,346	2,566,294
New Horizon Health Ltd. (a)(d)	904,579	3,251,907
Rede D'Oregon Sao Luiz SA (d)	453,061	2,589,788
Shalby Ltd.	6,366	10,532
Shanghai Pharmaceuticals Holding Co. Ltd. (H Shares)	451,900	900,285
Sinopharm Group Co. Ltd. (H Shares)	448,000	1,467,502
		34,468,178
Health Care Technology - 0.0%
Medlive Technology Co. Ltd. (d)	216,500	190,498
Life Sciences Tools & Services - 0.1%
WuXi AppTec Co. Ltd. (H Shares) (d)	219,896	1,811,300
Wuxi Biologics (Cayman), Inc. (a)(d)	1,237,037	6,327,010
		8,138,310
Pharmaceuticals - 0.6%
Aspen Pharmacare Holdings Ltd.	358,684	3,120,312
Bora Pharmaceuticals Co. Ltd.	25,000	620,158
China Resources Pharmaceutical Group Ltd. (d)	1,015,500	973,942
Dr. Reddy's Laboratories Ltd.	18,142	989,299
Glenmark Pharmaceuticals Ltd.	29,506	213,293
Hansoh Pharmaceutical Group Co. Ltd. (d)	4,886,000	8,086,708
Hubei Jumpcan Pharmaceutical Co. Ltd. (A Shares)	44,300	197,528
Korea United Pharm, Inc.	2,053	35,005
Lotus Pharmaceutical Co. Ltd.	128,000	1,362,589
Richter Gedeon PLC	820,741	20,658,133
Sun Pharmaceutical Industries Ltd.	208,406	2,458,203
Sunflower Pharmaceutical Group Co. Ltd. (A Shares)	261,500	1,002,000
Tasly Pharmaceutical Group Co. Ltd. (A Shares)	392,000	869,807
Youcare Pharmaceutical Group Co. Ltd. (A Shares)	110,412	384,567
		40,971,544
TOTAL HEALTH CARE		104,057,806
INDUSTRIALS - 4.2%
Aerospace & Defense - 0.4%
Bharat Electronics Ltd.	929,167	1,260,202
Embraer SA (a)	499,428	1,872,375
Hanwha Aerospace Co. Ltd.	36,931	2,962,757
Hindustan Aeronautics Ltd.	308,067	11,612,774
Korea Aerospace Industries Ltd.	315,916	12,301,792
		30,009,900
Air Freight & Logistics - 0.2%
Dimerco Express Corp.	171,000	475,959
Hyundai Glovis Co. Ltd.	13,101	1,674,097
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	226,086	2,712,720
SF Holding Co. Ltd. (A Shares)	799,591	5,321,500
Transport Corp. of India Ltd.	11,277	96,705
ZTO Express, Inc. sponsored ADR (c)	148,308	3,743,294
		14,024,275
Building Products - 0.0%
Bawan Co.	56,000	492,695
China Liansu Group Holdings Ltd.	83,000	54,800
KCC Glass Corp.	2,551	83,134
LX Hausys Ltd.	1,397	45,421
PT Mulia Industrindo Tbk	3,988,500	128,249
Zhejiang Weixing New Building Materials Co. Ltd. (A Shares)	443,709	1,204,787
		2,009,086
Commercial Services & Supplies - 0.0%
Ion Exchange (INDIA) Ltd.	1,535	70,827
Construction & Engineering - 0.5%
Budimex SA	65	5,164
China Railway Group Ltd. (H Shares)	4,557,993	3,003,562
China State Construction International Holdings Ltd.	434,000	490,508
Combined Group Contracting Co. SAKC	26,635	34,642
Dl Construction Co. Ltd.	829	8,562
DL E&C Co. Ltd.	20,982	575,895
Hyundai Engineering & Construction Co. Ltd.	39,557	1,145,544
Idico Corp. Jsc	74,100	132,212
Kumhoe&C Co. Ltd.	7,308	35,088
Larsen & Toubro Ltd.	671,844	17,920,580
Metallurgical Corp. China Ltd. (H Shares)	4,236,882	1,038,869
Murray & Roberts Holdings Ltd. (a)	53,520	2,633
Orascom Construction PLC	1,460	5,531
Samsung Engineering Co. Ltd. (a)	35,260	754,498
Shanghai Pudong Construction Co. Ltd. (A Shares)	729,858	634,244
Sinopec Engineering Group Co. Ltd. (H Shares)	574,738	243,681
Voltas Ltd.	631,084	6,268,483
		32,299,696
Electrical Equipment - 0.7%
ABB India Ltd.	14,565	726,735
Bharat Heavy Electricals Ltd.	5,568,600	5,515,399
Cg Power & Industrial Soluti	161,725	768,336
China High Speed Transmission Equipment Group Co. Ltd. (a)	378	126
Chung Hsin Electric & Machinery Manufacturing Corp.	198,000	738,036
Contemporary Amperex Technology Co. Ltd.	615,655	19,146,670
CyberPower Systems, Inc.	53,000	326,958
DONGYANG E&P, Inc.	21,665	279,629
Elecon Engineering Co. Ltd.	24,379	155,903
Harbin Electric Machinery Co. Ltd.(H Shares)	565,906	213,919
HD Hyundai Electric Co. Ltd.	18,168	671,747
Hongfa Technology Co. Ltd. (A Shares)	586,241	2,496,098
LS Corp.	17,443	1,082,814
NARI Technology Co. Ltd. (A Shares)	855,494	3,300,887
Polycab India Ltd.	13,322	551,552
Sieyuan Electric Co. Ltd. (A Shares)	337,555	2,246,997
TD Power Systems Ltd.	42,075	105,327
Titan Wind Energy Suzhou Co. Ltd. (A Shares)	905,962	1,982,208
Triveni Turbine Ltd.	109,862	530,776
Weg SA	743,811	5,514,110
		46,354,227
Ground Transportation - 0.7%
Full Truck Alliance Co. Ltd. ADR (a)(c)	184,920	1,074,385
Globaltrans Investment PLC GDR (Reg. S) (a)(b)	13,245	4,580
Localiza Rent a Car SA	2,965,873	36,268,851
Localiza Rent a Car SA (a)	8,510	104,066
PT Rmk Energy Tbk (a)	1,684,100	97,181
United International Transportation Co.	240,054	4,224,049
Vamos Locacao de Caminhoes Maquinas e Equipamentos SA	1,624,315	4,120,579
VRL Logistics Ltd. (a)	5,675	51,140
		45,944,831
Industrial Conglomerates - 0.2%
Aamal Co. (a)	177,954	40,040
Alfa SA de CV Series A	976,752	598,011
Astra Industrial Group	30,578	588,603
Bidvest Group Ltd./The	41,449	499,900
CITIC Pacific Ltd.	3,778,000	4,361,578
CJ Corp.	16,874	1,130,424
GS Holdings Corp.	28,871	840,450
Hanwha Corp.	49,284	1,136,568
Industries Qatar QSC (a)	286,533	943,040
Koc Holding A/S	400,152	1,520,566
Kolon Corp.	8,285	125,038
Mannai Corp.	86,440	136,832
Multiply Group (a)	891,523	803,425
Mytilineos SA	19,520	615,098
Nava Bharat Ventures Ltd.	157,633	458,849
PT Astra International Tbk	1,993,600	857,820
SM Investments Corp.	87,590	1,443,697
Thoresen Thai Agencies PCL NVDR	685,000	140,902
		16,240,841
Machinery - 0.9%
Ador Welding Ltd.	1,754	24,311
Airtac International Group	276,279	8,922,090
China International Marine Containers Group Co. Ltd. (H Shares)	797,803	478,858
Doosan Bobcat, Inc.	16,518	668,191
Force Motors Ltd.	3,197	69,165
Haitian International Holdings Ltd.	210,000	476,831
HIWIN Technologies Corp.	1,234,490	9,624,987
Hyundai Mipo Dockyard Co. Ltd. (a)	74,620	4,209,045
JVM Co. Ltd.	2,148	38,005
Kepler Weber SA	31,170	50,319
Kirloskar Brothers Ltd.	3,519	24,351
Nova Technology Corp.	9,000	31,350
NRB Bearings Ltd.	52,129	101,528
Sany Heavy Equipment International Holdings Co. Ltd.	93,000	122,805
Schaeffler India Ltd.	992	35,593
Shenzhen Inovance Technology Co. Ltd. (A Shares)	2,395,633	19,905,079
Sinoseal Holding Co. Ltd.	165,497	1,076,528
Sinotruk Hong Kong Ltd.	5,308,559	7,511,552
SNT Energy Co. Ltd.	3,136	51,218
Techtronic Industries Co. Ltd.	496,500	4,606,469
Tian Di Science & Technology Co. Ltd. (A Shares)	1,570,000	1,200,959
Weichai Power Co. Ltd.:
(A Shares)	102	166
(H Shares)	158,000	214,690
Zhejiang Sanhua Intelligent Controls Co. Ltd. (A Shares)	1,107,630	4,047,908
		63,491,998
Marine Transportation - 0.2%
COSCO SHIPPING Holdings Co. Ltd. (H Shares)	2,229,750	1,964,801
Danaos Corp.	16,274	949,262
Evergreen Marine Corp. (Taiwan)	1,488,400	7,413,412
Orient Overseas International Ltd.	48,542	591,707
Pacific Basin Shipping Ltd.	8,514,000	2,489,903
PT Temas Tbk	2,401,000	46,130
Qatar Navigation QPSC	6,188	17,340
Yang Ming Marine Transport Corp.	741,000	1,466,658
		14,939,213
Passenger Airlines - 0.1%
Air Arabia PJSC	603,829	371,542
Azul SA sponsored ADR (a)(c)	621,979	6,207,350
Turk Hava Yollari AO (a)	252,504	1,750,980
		8,329,872
Professional Services - 0.1%
Centre Testing International Group Co. Ltd. (A Shares)	1,130,637	2,966,637
Headhunter Group PLC ADR (a)(b)	18,283	49,762
Pony Testing International Group Co. Ltd.	294,840	1,521,950
WNS Holdings Ltd. sponsored ADR (a)	28,566	2,219,578
		6,757,927
Trading Companies & Distributors - 0.1%
Asia Green Energy PCL NVDR	1,783,870	134,457
BOC Aviation Ltd. Class A (d)	597,300	4,389,865
CITIC Resources Holdings Ltd.	590,000	33,153
LX International Corp.	45,324	1,034,963
Posco International Corp.	47,390	1,078,556
PT Sumber Global Energy	398,202	13,229
		6,684,223
Transportation Infrastructure - 0.1%
CCR SA	689,928	1,845,411
Cosco Shipping Ports Ltd.	172,000	108,290
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	177,465	3,139,873
		5,093,574
TOTAL INDUSTRIALS		292,250,490
INFORMATION TECHNOLOGY - 13.4%
Communications Equipment - 0.1%
Accton Technology Corp.	642,000	7,377,629
BYD Electronic International Co. Ltd.	57,000	165,967
D-Link Corp.	310,000	210,919
Gemtek Technology Corp.	25,000	25,555
SerComm Corp.	266,000	826,974
Unizyx Holding Corp.	215,000	311,462
ZTE Corp. (H Shares)	62,800	192,880
		9,111,386
Electronic Equipment, Instruments & Components - 1.3%
AAC Technology Holdings, Inc.	62,000	127,160
Control Print Ltd.	3,370	25,893
Daeduck Electronics Co. Ltd.	4,988	25,081
Delta Electronics, Inc.	380,000	3,915,294
FIH Mobile Ltd. (a)	2,442,000	237,013
FLEXium Interconnect, Inc.	118,000	379,146
General Interface Solution Holding Ltd.	90,000	215,346
Gold Circuit Electronics Ltd.	791,000	3,141,546
HannStar Board Corp.	36,000	49,456
Hon Hai Precision Industry Co. Ltd. (Foxconn)	7,490,256	25,968,887
Innolux Corp.	1,090,000	493,229
Kingboard Chemical Holdings Ltd.	55,500	149,551
LG Innotek Co. Ltd.	25,699	5,965,463
Lotes Co. Ltd.	79,000	2,240,022
Nexcom International Co. Ltd.	83,000	115,916
Redington (India) Ltd.	546,863	1,151,726
Samsung Electro-Mechanics Co. Ltd.	32,170	3,587,836
Samsung SDI Co. Ltd.	28,658	15,558,218
Shenzhen Laibao Hi-Tech Co. Ltd. (A Shares)	392,300	477,160
Simplo Technology Co. Ltd.	123,000	1,241,292
SINBON Electronics Co. Ltd.	243,000	2,847,842
Sirtec International Co. Ltd.	1,000	907
Sunny Optical Technology Group Co. Ltd.	935,822	8,795,982
Suprema, Inc. (a)	5,353	94,307
Unimicron Technology Corp.	413,010	2,426,861
Universal Scientific Industrial Shanghai Co. Ltd. (A Shares)	367,100	725,771
WebLink International, Inc.	22,000	40,250
Wuxi Xinje Electric Co. Ltd. (A Shares)	108,200	594,125
Xiamen Faratronic Co. Ltd. (A Shares)	52,400	987,338
Yageo Corp.	474,704	7,850,434
Zhen Ding Technology Holding Ltd.	65,000	245,459
		89,674,511
IT Services - 1.0%
Arabian Internet and Communications Services Co. Ltd.	40,955	3,210,187
ChinaSoft International Ltd.	234,000	139,555
Cigniti Technologies Ltd.	8,166	81,709
Controladora Axtel S.A.B. de CV (a)	976,752	15,075
Digital China Holdings Ltd. (H Shares)	151,000	61,515
Digital China Information Service Co. Ltd. (A Shares)	452,529	783,311
Elm Co.	51,080	6,111,951
Fujian Boss Software Development Co. Ltd.	207,570	563,607
Globant SA (a)(c)	41,068	7,548,709
HCL Technologies Ltd.	880,121	12,188,010
Infosys Ltd.	1,004,584	15,978,000
Infosys Ltd. sponsored ADR	571,211	9,116,528
Saksoft Ltd.	28,035	80,504
Samsung SDS Co. Ltd.	4,248	399,250
Tata Consultancy Services Ltd.	335,055	13,328,860
Wipro Ltd.	66,508	324,836
		69,931,607
Semiconductors & Semiconductor Equipment - 7.3%
Advanced Analog Technology, Inc.	33,000	71,225
Advanced Process Systems Corp.	2,751	44,410
Alchip Technologies Ltd.	10,000	538,772
ALI Corp. (a)	131,000	86,785
ASE Technology Holding Co. Ltd.	1,397,000	5,049,693
ASML Holding NV (Netherlands)	11,408	8,251,709
ASMPT Ltd.	347,700	2,961,719
ChipMOS TECHNOLOGIES, Inc.	216,000	277,752
Contrel Technology Co. Ltd.	122,000	79,234
Daqo New Energy Corp. ADR (a)	94,120	3,383,614
DB HiTek Co. Ltd.	29,137	1,330,673
eGalax_eMPIA Technology, Inc.	309,826	673,754
eMemory Technology, Inc.	98,853	5,921,268
Everlight Electronics Co. Ltd.	73,000	112,288
Fitipower Integrated Technology, Inc.	238,000	1,231,916
Flat Glass Group Co. Ltd.	856,000	2,404,970
Generalplus Technology, Inc.	41,000	74,344
Global Unichip Corp.	68,000	3,309,460
Himax Technologies, Inc. sponsored ADR (c)	70,259	483,382
Integrated Service Technology, Inc.	33,000	95,827
ITE Tech, Inc.	14,000	51,045
JinkoSolar Holdings Co. Ltd. ADR (a)	36,580	1,533,068
KC Tech Co. Ltd.	908	13,518
King Yuan Electronics Co. Ltd.	679,000	1,193,632
LONGi Green Energy Technology Co. Ltd.	1,622,304	6,574,396
Lx Semicon Co. Ltd.	20,037	1,760,469
Macroblock, Inc.	39,000	137,118
MediaTek, Inc.	1,447,528	35,766,448
MPI Corp.	46,000	244,091
Nanya Technology Corp.	818,000	1,957,256
Novatek Microelectronics Corp.	713,000	9,876,343
Phison Electronics Corp.	28,000	389,674
Powertech Technology, Inc.	24,000	78,052
Radiant Opto-Electronics Corp.	805,000	3,092,324
Raydium Semiconductor Corp.	53,572	611,270
Realtek Semiconductor Corp.	464,000	5,770,167
Silergy Corp.	570,446	7,437,451
Sitronix Technology Corp.	125,000	915,587
SK Hynix, Inc.	404,664	33,228,745
Sonix Technology Co. Ltd.	10,000	16,603
Taiwan Semiconductor Manufacturing Co. Ltd.	17,686,576	320,187,669
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	282,014	27,803,760
Taiwan Surface Mounting Technology Co. Ltd.	82,000	269,614
TechWing, Inc.	13,062	71,308
United Microelectronics Corp.	3,357,000	5,620,632
Vanguard International Semiconductor Corp.	1,035,000	3,130,135
Winbond Electronics Corp.	2,697,000	2,339,835
YoungTek Electronics Corp.	13,000	28,058
		506,481,063
Software - 0.2%
Asseco Poland SA	1,518	29,516
Aurionpro Solutions Ltd.	5,213	48,061
Cyient Ltd.	27,413	430,274
Genesis Technology, Inc.	20,698	44,539
Glodon Co. Ltd. (A Shares)	487,480	2,353,208
Hundsun Technologies, Inc. (A Shares)	1,106,589	6,609,985
KPIT Technologies Ltd.	254,305	3,269,306
Newgen Software Technologies Ltd.	5,657	43,633
Nucleus Software Exports Ltd.	29,906	367,975
Oracle Financial Services Soft	3,355	147,427
ZWSOFT Co. Ltd. Guangzhou (A Shares)	77,944	2,228,506
		15,572,430
Technology Hardware, Storage & Peripherals - 3.5%
Acer, Inc.	1,094,000	1,098,701
Asia Vital Components Co. Ltd.	192,760	1,239,342
ASUSTeK Computer, Inc.	226,000	2,243,961
Avalue Technology, Inc.	71,000	293,541
Axiomtek Co. Ltd.	40,000	104,955
Compal Electronics, Inc.	1,568,000	1,421,603
Getac Holdings Corp.	288,000	648,792
Gigabyte Technology Co. Ltd.	398,000	2,416,401
Innodisk Corp.	38,000	414,415
Inventec Corp.	782,000	938,105
Jess-Link Products Co. Ltd.	29,000	59,099
Lenovo Group Ltd.	10,416,000	9,790,211
Lite-On Technology Corp.	1,366,000	3,957,745
Micro-Star International Co. Ltd.	178,000	961,912
Qisda Corp.	152,000	208,568
Quanta Computer, Inc.	1,422,000	5,393,027
Quanta Storage, Inc.	19,000	43,297
Samsung Electronics Co. Ltd.	3,757,971	202,880,907
Wistron Corp.	2,455,000	5,330,702
Wiwynn Corp.	38,000	1,434,989
		240,880,273
TOTAL INFORMATION TECHNOLOGY		931,651,270
MATERIALS - 3.1%
Chemicals - 1.1%
Abou Kir Fertilizers & Chemical Industries	68,315	104,949
Akzo Nobel India Ltd.	2,484	73,707
Andhra Sugars Ltd. (a)	60,735	82,520
Asian Paints Ltd.	69,098	2,668,115
Castrol India Ltd.	14,099	19,148
China BlueChemical Ltd. (H Shares)	151,629	33,306
China Risun Group Ltd. Class H	70,116	29,907
China Sanjiang Fine Chemicals Ltd.	165,866	30,291
E.I.D. Parry (India) Ltd.	18,377	104,730
Era Co. Ltd. (A Shares)	306,400	229,208
Fufeng Group Ltd.	703,992	383,892
GHCL Ltd.	29,260	171,388
Grauer & Weil (INDIA) Ltd.	32,473	41,764
Gujarat Narmada Valley Fertilizers Co.	54,694	389,221
Gujarat State Fertilizers & Chemicals Ltd.	97,251	185,058
Hansol Chemical Co. Ltd.	19,013	3,328,060
Hengli Petrochemical Co. Ltd. (A Shares)	927,100	2,058,441
Indorama Ventures PCL NVDR	3,431,300	3,134,171
KCC Corp.	1,168	184,136
LG Chemical Ltd.	50,526	26,475,105
Lotte Fine Chemical Co. Ltd.	4,343	193,089
Luberef	10,928	390,411
Methanol Chemicals Co. (a)	80,462	545,952
NOROO Paint & Coatings Co. Ltd.	11,018	70,230
Oci Co. Ltd. (a)	8,122	887,402
Oci Holdings Co. Ltd.	17,925	1,168,304
Panama Petrochem Ltd.	7,418	25,020
Pcbl Ltd. /India	330,339	545,305
PhosAgro PJSC (b)	18,583	1,305
PhosAgro PJSC:
GDR (Reg. S) (a)(b)	1	0
sponsored GDR (Reg. S) (a)(b)	359	7
Polyplex Corp. Ltd.	3,317	54,422
Sahara International Petrochemical Co.	281,918	2,675,771
Sasol Ltd.	83,853	980,490
Satellite Chemical Co. Ltd. (A Shares)	2,075,040	3,696,858
Saudi Basic Industries Corp.	546,275	12,845,648
Shandong Sinocera Functional Material Co. Ltd. (A Shares)	197,083	748,243
Sharda Cropchem Ltd.	15,552	90,483
Solar Industries India Ltd.	168,300	7,637,307
Songwon Industrial Co. Ltd.	5,288	65,213
Sree Rayalaseema Hi-Strength Hypo Ltd.	5,061	33,708
SRF Ltd.	92,178	2,808,871
Supreme Petrochem Ltd.	9,924	43,211
Taekwang Industrial Co. Ltd.	155	76,296
Tamilnadu Petroproducts Ltd.	29,740	27,999
TGV SRAAC Ltd. (a)	4,174	4,997
Unipar Carbocloro SA	6,160	80,453
UPL Ltd.	30,707	254,412
Wanhua Chemical Group Co. Ltd. (A Shares)	162,600	1,880,784
		77,559,308
Construction Materials - 0.4%
Asia Cement (China) Holdings Corp.	145,027	62,601
Beijing Oriental Yuhong Waterproof Technology Co. Ltd. (A Shares)	948,991	3,500,177
CEMEX S.A.B. de CV sponsored ADR (a)	1,372,281	8,233,686
China National Building Materials Co. Ltd. (H Shares)	1,408,000	796,562
JK Cement Ltd.	188,000	7,294,236
NCL Industries Ltd.	21,490	49,690
Qatar National Cement Co. QSC (a)	18,192	19,596
Qatari Investors Group QSC (a)	62,258	29,573
Siam Cement PCL (For. Reg.)	113,300	1,039,778
Tipco Asphalt NVDR	391,100	204,776
Ultratech Cement Ltd.	69,518	6,616,400
		27,847,075
Containers & Packaging - 0.0%
BG Container Glass PCL NVDR	21,900	6,048
CPMC Holdings Ltd.	87,456	45,568
Klabin SA unit	276,000	1,141,364
Time Technoplast Ltd.	50,359	56,668
Uflex Ltd.	3,918	19,239
		1,268,887
Metals & Mining - 1.6%
African Rainbow Minerals Ltd.	143,171	1,497,510
Aluminum Corp. of China Ltd. (H Shares)	340,000	150,234
Anglo American Platinum Ltd.	26,093	1,502,891
AngloGold Ashanti Ltd.	168,300	4,097,310
Ann Joo Resources Bhd	500	108
Antofagasta PLC	375,300	6,244,178
Barrick Gold Corp.	433,000	7,309,040
China Oriental Group Co. Ltd. (H Shares)	102,045	13,814
China Zhongwang Holdings Ltd. (b)	350,800	75,263
Companhia Brasileira de Aluminio	1,852,004	1,898,256
Endeavour Mining PLC	49,956	1,316,704
First Quantum Minerals Ltd.	132,109	2,767,720
Freeport-McMoRan, Inc.	120,600	4,141,404
Gloria Material Technology Corp.	368,000	667,283
Godawari Power & Ispat Ltd.	8,450	36,747
Gold Fields Ltd.	443,175	6,719,192
Gold Fields Ltd. sponsored ADR (c)	270,132	4,084,396
Grupo Mexico SA de CV Series B	1,419,743	6,301,319
Harmony Gold Mining Co. Ltd.	17,943	84,894
Hindalco Industries Ltd.	198,501	974,381
Hindustan Zinc Ltd.	206,028	762,421
Impala Platinum Holdings Ltd.	1,146,768	9,207,424
Jastrzebska Spolka Weglowa SA (a)	131,197	1,191,095
Jiangxi Copper Co. Ltd. (H Shares)	93,000	139,908
Jindal Saw Ltd.	59,724	175,655
Korea Zinc Co. Ltd.	17,277	6,276,988
Kumba Iron Ore Ltd.	77,499	1,703,946
Maharashtra Seamless Ltd.	20,850	113,126
MOIL Ltd.	25,877	48,553
National Aluminium Co. Ltd.	39,774	40,308
NMDC Ltd.	221,865	286,554
Novolipetsk Steel OJSC (a)(b)	355,140	3,890
Novolipetsk Steel OJSC GDR (Reg. S) (a)(b)	56,576	7,029
Polyus PJSC (a)(b)	2,468	6,622
POSCO	34,166	9,290,830
Prakash Industries Ltd. (a)	112,958	84,012
PT Aneka Tambang Tbk	4,925,700	622,695
Sansteel Minguang Co. Ltd. (A Shares)	201,800	122,868
Southern Copper Corp. (c)	2,344	156,509
Steel Authority of India Ltd.	2,787,626	2,781,221
Tata Steel Ltd.	2,901,267	3,712,106
Ternium SA sponsored ADR	120,737	4,504,697
Vale SA	32,600	410,030
Vale SA sponsored ADR	664,317	8,423,540
Vedanta Ltd.	376,017	1,265,516
Zijin Mining Group Co. Ltd. (H Shares)	4,384,926	5,947,029
		107,167,216
Paper & Forest Products - 0.0%
Empresas CMPC SA	21,752	37,193
Evergreen Fibreboard Bhd	293,700	16,545
Hansol Paper Co. Ltd.	14,690	124,180
Moorim P&P Co. Ltd.	13,861	37,992
PT Indah Kiat Pulp & Paper Tbk	320,210	147,395
Sappi Ltd.	268,158	593,466
Satia Industries Ltd.	51,942	70,039
Seshasayee Paper & Boards Ltd.	7,875	26,723
West Coast Paper Mills Ltd.	36,114	237,674
		1,291,207
TOTAL MATERIALS		215,133,693
REAL ESTATE - 0.5%
Equity Real Estate Investment Trusts (REITs) - 0.0%
Fibra Uno Administracion SA de CV	503,800	731,391
SA Corporate Real Estate Fund	186,080	17,080
		748,471
Real Estate Management & Development - 0.5%
AP Thailand PCL (For. Reg.)	897,100	299,377
Arabian Centres Co. Ltd.	16,188	88,993
China Overseas Land and Investment Ltd.	4,049,000	8,211,293
China Resources Land Ltd.	1,578,000	5,904,565
China Resources Mixc Lifestyle Services Ltd. (d)	478,000	2,176,210
Dar Al Arkan Real Estate Development Co. (a)	550,419	2,259,905
Emaar Development PJSC (a)	2,892,685	4,087,460
Emaar Properties PJSC	4,183,075	7,004,155
Greentown China Holdings Ltd.	374,000	351,053
Hang Lung Properties Ltd.	1,795,000	2,842,493
IOI Properties Group Bhd	131,800	31,126
KE Holdings, Inc. ADR (a)	142,528	2,029,599
Megaworld Corp.	2,065,000	74,741
PT Ciputra Development Tbk	1,816,000	129,628
SYN prop e tech SA	47,300	35,895
Xinyuan Real Estate Co. Ltd. ADR (a)	38	120
Zhongliang Holdings Group Co. Ltd. (a)	543,500	23,252
		35,549,865
TOTAL REAL ESTATE		36,298,336
UTILITIES - 0.6%
Electric Utilities - 0.1%
CESC Ltd. GDR	197,774	165,629
Energisa SA unit	201,757	1,751,400
PGE Polska Grupa Energetyczna SA (a)	485,472	769,841
Power Grid Corp. of India Ltd.	231,706	655,272
Saudi Electricity Co.	871,862	5,020,854
		8,362,996
Gas Utilities - 0.4%
Beijing Enterprises Holdings Ltd.	5,254	20,297
China Gas Holdings Ltd.	28,800	32,660
ENN Energy Holdings Ltd.	1,040,784	12,095,262
GAIL India Ltd.	3,957,358	5,015,493
Indraprastha Gas Ltd.	117,534	683,116
Korea Gas Corp. (a)	35,036	695,398
Kunlun Energy Co. Ltd.	5,590,513	4,455,019
Mahanagar Gas Ltd.	11,865	151,781
PT Perusahaan Gas Negara Tbk Series B	16,565,400	1,580,288
		24,729,314
Independent Power and Renewable Electricity Producers - 0.1%
Banpu Power PCL NVDR	67,500	27,575
NTPC Ltd.	3,717,570	7,815,934
		7,843,509
Multi-Utilities - 0.0%
YTL Power International Bhd	162,400	47,853
Water Utilities - 0.0%
Companhia de Saneamento de Minas Gerais - COPASA	171,100	672,488
VA Tech Wabag Ltd. (a)	32,270	179,204
		851,692
TOTAL UTILITIES		41,835,364
TOTAL COMMON STOCKS (Cost $3,330,093,434)		3,795,299,370

Nonconvertible Preferred Stocks - 1.7%
	Shares	Value ($)
ENERGY - 0.5%
Oil, Gas & Consumable Fuels - 0.5%
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.)	1,805,500	9,295,658
sponsored ADR	1,939,132	22,377,583
		31,673,241
FINANCIALS - 0.7%
Banks - 0.7%
Banco Bradesco SA (PN)	6,283,986	19,211,287
Itau Unibanco Holding SA	2,408,950	12,502,248
Itau Unibanco Holding SA sponsored ADR	1,853,799	9,528,527
Itausa-Investimentos Itau SA (PN)	3,240,778	5,608,584
Sberbank of Russia (b)	145,250	1,026
Sberbank of Russia (Russia) (b)	128,031	905
		46,852,577
INDUSTRIALS - 0.0%
Machinery - 0.0%
Marcopolo SA (PN)	156,700	142,699
INFORMATION TECHNOLOGY - 0.3%
Technology Hardware, Storage & Peripherals - 0.3%
Samsung Electronics Co. Ltd.	473,162	20,965,104
MATERIALS - 0.2%
Chemicals - 0.0%
Unipar Carbocloro SA	34,540	465,612
Metals & Mining - 0.2%
Bradespar SA (PN)	256,900	1,078,076
Cia Ferro Ligas da Bahia - Ferbasa	18,043	168,825
Gerdau SA	1,879,069	8,878,104
Gerdau SA sponsored ADR	569,875	2,689,810
Metalurgica Gerdau SA (PN)	574,600	1,269,640
		14,084,455
TOTAL MATERIALS		14,550,067
UTILITIES - 0.0%
Electric Utilities - 0.0%
Companhia Energetica de Minas Gerais (CEMIG) (PN)	1,035,088	2,387,111
Water Utilities - 0.0%
Cia de Saneamento do Parana	38,776	30,955
TOTAL UTILITIES		2,418,066
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $99,306,420)		116,601,754

Equity Funds - 41.5%
	Shares	Value ($)
Diversified Emerging Markets Funds - 41.5%
Aberdeen Emerging Markets Fund Institutional Service Class	11,140,011	140,141,339
Artisan Developing World Fund Investor Shares	4,589,539	68,797,195
Brandes Emerging Markets Value Fund Class A	12,041,321	90,069,082
Calvert Emerging Markets Equity Fund Class A	46	712
Fidelity Advisor Emerging Markets Fund Class Z (e)	14,677,561	489,936,980
Fidelity SAI Emerging Markets Index Fund (e)	17,723,445	218,707,308
Fidelity SAI Emerging Markets Low Volatility Index Fund (e)	57,023,370	582,778,842
Fidelity SAI Emerging Markets Value Index Fund (e)	66,463,995	754,366,340
Goldman Sachs Emerging Markets Equity Fund Institutional Shares	11,089,113	227,548,607
Invesco Developing Markets Fund Class R6	4,241,348	159,559,517
iShares MSCI China ETF (c)	2,137,525	92,426,581
iShares MSCI EM ESG Optimized ETF (c)	209,609	6,405,651
iShares MSCI South Korea Index ETF (c)	511,975	32,141,791
Lazard Emerging Markets Equity Portfolio Open Shares	842,137	13,491,041
Matthews Pacific Tiger Fund Investor Class	178	3,433
Xtrackers Harvest CSI 300 China ETF Class A (c)	443,358	11,850,959

TOTAL EQUITY FUNDS (Cost $2,918,483,881)		2,888,225,378

Other - 0.2%
	Shares	Value ($)
Commodity Funds - Broad Basket - 0.2%
Fidelity SAI Inflation-Focused Fund (e) (Cost $11,491,612)	1,313,459	11,387,686

U.S. Treasury Obligations - 0.0%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 4.45% to 5.2% 6/1/23 to 7/27/23 (g) (Cost $2,510,657)	2,520,000	2,510,589

Money Market Funds - 2.7%
	Shares	Value ($)
Fidelity Cash Central Fund 5.14% (h)	31,441,242	31,447,530
Fidelity Securities Lending Cash Central Fund 5.14% (h)(i)	68,951,634	68,958,529
State Street Institutional U.S. Government Money Market Fund Premier Class 5.02% (j)	88,536,024	88,536,024
TOTAL MONEY MARKET FUNDS (Cost $188,942,083)		188,942,083

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $6,550,828,087)	7,002,966,860
NET OTHER ASSETS (LIABILITIES) - (0.6)% (k)	(42,649,239)
NET ASSETS - 100.0%	6,960,317,621

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1,224	Jun 2023	58,556,160	(79,773)	(79,773)

The notional amount of futures purchased as a percentage of Net Assets is 0.8%

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)	Level 3 security
(c)	Security or a portion of the security is on loan at period end.
(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $117,268,596 or 1.7% of net assets.

(e)	Affiliated Fund
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,490,589.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.
(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Includes $263,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.14%	69,148,197	101,869,272	139,569,939	636,930	-	-	31,447,530	0.1%
Fidelity Securities Lending Cash Central Fund 5.14%	164,183,752	434,024,461	529,249,684	228,558	-	-	68,958,529	0.2%
Total	233,331,949	535,893,733	668,819,623	865,488	-	-	100,406,059

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Advisor Emerging Markets Fund Class Z	482,304,648	-	-	-	-	7,632,332	489,936,980
Fidelity SAI Emerging Markets Index Fund	218,175,605	-	-	-	-	531,703	218,707,308
Fidelity SAI Emerging Markets Low Volatility Index Fund	558,829,027	-	-	-	-	23,949,815	582,778,842
Fidelity SAI Emerging Markets Value Index Fund	792,656,750	12	60,000,000	-	(17,149,893)	38,859,471	754,366,340
Fidelity SAI Inflation-Focused Fund	12,162,626	1	-	-	-	(774,941)	11,387,686
	2,064,128,656	13	60,000,000	-	(17,149,893)	70,198,380	2,057,177,156

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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